VIA EDGAR TRANSMISSION


December 30, 2015


U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


Re:	Variable Annuity Account Seven (Registrant)
        American General Life Insurance Company (Depositor)
        Certification Pursuant to Rule 497(j) of the Securities Act of 1933 Polaris Platinum O-Series Variable Annuity
        File No. 333-185790 and 811-09003


Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1. In connection with the above-referenced Registration Statements, the form of Prospectuses, Statements of Additional Information and supplements as applicable that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments, and
2. The text of the most recent Registration Statements or amendments has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at (310) 772-6259.


Very truly yours,

/S/ Helena Lee

Helena Lee
Assistant General Counsel